EQUITY - Reconciliation of parent company and consolidated net income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Percentage of interest sold	49.99%
Company net income	R$ 4,085,013	R$ 6,239,364	R$ 4,770,527
Participation of non-controlling shareholders	(27,111)	(10,007)
Consolidated net income	4,057,902	6,229,357	R$ 4,770,527
CloudCo Brasil
Disclosure of subsidiaries [line items]
Company net income	(27,602)	(9,260)
Participation of non-controlling shareholders	(27,590)	(9,256)
Consolidated net income	(55,192)	(18,516)
IoTco Brasil
Disclosure of subsidiaries [line items]
Company net income	491	(752)
Participation of non-controlling shareholders	490	(751)
Consolidated net income	R$ 981	R$ (1,503)
Vivo Ventures
Disclosure of subsidiaries [line items]
Percentage of interest sold	2.00%	2.00%
Company net income	R$ (532)
Participation of non-controlling shareholders	(11)
Consolidated net income	R$ (543)